Subsequent Events - Additional Information (Details) $ in Billions	Feb. 04, 2021 USD ($)
Subsequent Event [Member] | VGAC Merger Sub [Member]
Subsequent Event [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value	$ 3.6